Note 20 - Stock-based Compensation	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
20.	Stock-based compensation

Corporate stock option plan

The Company has a stock option plan for certain officers, key full-time employees and directors of the Company and its subsidiaries. Options are granted at the market price for the underlying shares on the day immediately prior to the date of grant. Each option vests over a four-year term, expires five years from the date granted and allows for the purchase of one Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at December 31, 2025, there were 348,825 options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards.

Stock option activity for 2025 and 2024 was as follows:

			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual life	intrinsic
	options	exercise price	(years)	value
Shares issuable under options - December 31, 2023	3,242,250	$101.73
Granted	698,600	151.34
Exercised	(581,800)	77.50
Forfeited	(47,250)	107.03
Shares issuable under options - December 31, 2024	3,311,800	$116.37
Granted	650,000	142.85
Exercised	(493,145)	90.27
Forfeited	(47,875)	124.14
Shares issuable under options - December 31, 2025	3,420,780	$125.11	2.9	$78,106
Options exercisable - December 31, 2025	1,493,294	$115.68	1.9	$46,791

The Company incurred stock-based compensation expense related to these awards of $35,347 during 2025 (2024 - $32,603). As at December 31, 2025, the range of option exercise prices was $91.84 to $151.62 per share.

The following table summarizes information about option exercises:

	Year ended December 31,
	2025	2024

Number of options exercised	493,145	581,800

Aggregate fair value	$70,287	$77,847
Intrinsic value	25,769	32,758
Amount of cash received	44,518	45,089

Tax benefit recognized	$670	$1,051

As at December 31, 2025, there was $54,134 of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next four years. During 2025, the fair value of options vested was $32,341 (2024 - $28,067).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

	As at December 31,
	2025	2024

Risk free rate	3.7%	4.1%
Expected life in years	4.75	4.75
Expected volatility	31.9%	43.1%
Dividend yield	0.2%	0.2%

Weighted average fair value per option granted	$47.25	$63.19

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over a period that is equal to the option’s expected life.

Performance Stock Units (“PSUs”)

On October 1, 2024, Colliers extended the existing management service agreement with its Chairman and Chief Executive Officer, Jay S. Hennick, to January 1, 2029. In connection with this extension, a performance-based long term incentive plan was created. Under this arrangement, Mr. Hennick was granted a total of 428,174 cash-settled PSUs that are subject to the satisfaction of certain performance-based vesting conditions during the period ending January 1, 2029. To the extent incentives are earned, the Company will be obligated to make a one-time cash payment equal to the number of vested PSUs multiplied by the twenty-day volume-weighted average trading price of the Subordinate Voting Shares at such time. The performance units cannot be share settled and do not give Mr. Hennick any rights as a shareholder.

The amount of stock-based compensation expense related to the PSUs recorded in the statement of earnings for 2025 was $12,813 (2024 - $13,438).

As at December 31, 2025, the estimated fair value of the PSUs is $41,039 and there is approximately $14,788 of total estimated unrecognized compensation expense related to the arrangement which are expected to be expensed over the next four years. As at December 31, 2025, the performance vesting criteria related to 107,043 PSUs has been satisfied. The PSU plan is a liability classified stock-based compensation plan and as at December 31, 2025, $26,251 is reported in Other liabilities on the Company’s consolidated balance sheets.

The fair value of the PSUs are estimated using the Monte Carlo simulations utilizing the assumptions in the table below:

	As at December 31,
	2025	2024

Risk free rate	3.5%	4.3%
Discount rate	5.0%	5.8%
Expected volatility	27.5%	32.5%
Remaining expected life in years	3.00	4.00
Dividend yield	0.2%	0.2%

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury Constant Maturities yield curve with a term equal to the CEO LTIPs expected term. The discount rate is based upon a corporate yield curves below the secured credit rating of the Company. The expected volatility is based on the historical prices of the Company’s shares over the plan’s term. The expected life in years represents the estimated period of time until exercise.

Subsidiary stock-based compensation plans

On October 1, 2025, Colliers entered into stock-based compensation plans with certain employees granting them awards in the Company’s Investment Management segment. The awards under these plans require continued service over the vesting periods which range from three to five years. The awards will be settled in stock of the subsidiary. As the subsidiary’s stock is redeemable by the holder, they are treated similarly to liability classified options with initial measurement at the fair value on the grant date and subsequently remeasured at the end of each reporting period. As the awards are subject to vesting conditions, the graded attribution method is applied and compensation expense is recognized over the vesting period.

Consistent with RNCI arrangements (see note 17), the fair values of the awards are based upon a fixed multiple of average annual net earnings before income taxes, interest, depreciation and amortization of the subsidiary with adjustments for debt. The calculated value also reflects a 25% discount to incorporate forfeiture risk and limitations on the timing and extent of redemption of the subsidiary’s stock.

In relation to subsidiary stock-based compensation plans, the Company incurred stock-based compensation expense of $7,460 during 2025. As at December 31, 2025, there was $36,534 of unrecognized compensation cost related to non-vested plans which is expected to be recognized over the next five years. During 2025, the fair value of options vested under stock-based compensation plans was $3,776.